Submission	Jul. 11, 2025
Submission [Line Items]
Central Index Key	0001736035
Registrant Name	Blackstone Secured Lending Fund
Registration File Number	333-288640
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES